TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
TAXES ON INCOME [Abstract]
Schedule of Pre-tax Income (Loss)
	Year ended December 31,
	2015	2014	2013

Domestic	$(16,898)	$(3,792)	$(6,556)
Foreign	412	1,345	219

	$(16,486)	$(2,447)	$(6,337)

Schedule of the Reconciliation of the Theoretical Tax Expenses
	Year ended December 31,
	2015	2014	2013

Loss before taxes on income	$(16,486)	$(2,447)	$(6,337)

Theoretical tax expense computed at the Israeli statutory tax rate (26.5%, 26.5% and 25% for the years 2015, 2014 and 2013, respectively)	$(4,369)	$(649)	$(1,584)

Changes in valuation allowance	3,716	(1,328)	3,987
Increase (decrease) in losses and temporary differences due to change in Israeli corporate and “Approved Enterprise" tax	679	611	(3,650)
Write off of prepaid and withholding taxes	1,150	-	-
Foreign tax rates differences related to subsidiaries	103	(34)	4
Non-deductible expenses and other	181	(381)	(227)
Non-deductible share-based compensation expense	1,896	1,831	1,590

Actual tax expense	$3,356	$50	$120

Schedule of Income Tax Expense
	Year ended December 31,
	2015	2014	2013

Current taxes	$146	$612	$408
Deferred taxes (benefit)	2,060	(562)	(288)
Write off of prepaid and withholding taxes	1,150	-	-

	$3,356	$50	$120

Schedule of Deferred Income Taxes
	December 31,
	2015	2014

Deferred tax assets:
Operating and capital loss carryforwards	$14,842	$13,103
Reserves and allowances	948	1,183

Deferred tax asset before valuation allowance	15,790	14,286
Valuation allowance	(15,124)	(11,408)
Net deferred tax asset	666	2,878

Deferred tax liability	(157)	(309)
Net deferred tax asset	$509	$2,569